Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Stockholders' equity (deficit) - beginning at Dec. 31, 2009	$ 152,500	$ 529	$ 1,033,520	$ (2,193,383)	$ (633,818)	$ (1,640,652)
Common stock, shares - beginning at Dec. 31, 2009		52,912,513				52,912,513
Preferred stock, shares - beginning at Dec. 31, 2009	6,100,000					6,100,000
Preferred dividends declared				(19,484)		(19,484)
Exchange of preferred stock for common stock and cash	(90,917)	91	31,782	43,043		(16,001)
Exchange of preferred stock for common stock and cash, shares	(3,636,679)	9,091,668				9,091,668
Issuance of common stock to directors			75			75
Issuance of common stock to directors, shares		23,003				23,003
Deconsolidation of CDO:
Cumulative net loss				219,175		219,175
Unrealized loss (gain) on securities					40,715	40,715
Unrealized loss on derivatives designated as cash flow hedges					28,514	28,514
Net income (loss)				621,662		621,662
Other comprehensive income (loss)					518,411	518,411
Stockholders' equity (deficit) - ending at Dec. 31, 2010	61,583	620	1,065,377	(1,328,987)	(46,178)	(247,585)
Common stock, shares - ending at Dec. 31, 2010		62,027,184				62,027,184
Preferred stock, shares outstanding at Dec. 31, 2010	2,463,321					2,463,321
Dividends declared				(48,784)		(48,784)
Issuance of Common Stock		432	210,415			210,847
Issuance of Common Stock, shares		43,153,825				43,153,825
Deconsolidation of CDO:
Unrealized loss (gain) on securities					(8,026)	(8,026)
Unrealized loss on derivatives designated as cash flow hedges					18,353	18,353
Net income (loss)				304,519		304,519
Other comprehensive income (loss)					(37,235)	(37,235)
Stockholders' equity (deficit) - ending at Dec. 31, 2011	61,583	1,052	1,275,792	(1,073,252)	(73,086)	192,089
Common stock, shares - ending at Dec. 31, 2011		105,181,009				105,181,009
Preferred stock, shares outstanding at Dec. 31, 2011	2,463,321					2,463,321
Dividends declared				(131,953)		(131,953)
Issuance of Common Stock		673	434,291			434,964
Issuance of Common Stock, shares		67,344,636				67,344,636
Deconsolidation of CDO:
Unrealized loss (gain) on securities					(59,881)	(59,881)
Unrealized loss on derivatives designated as cash flow hedges					34,367	34,367
Net income (loss)				434,110		434,110
Other comprehensive income (loss)					169,364	169,364
Stockholders' equity (deficit) - ending at Dec. 31, 2012	$ 61,583	$ 1,725	$ 1,710,083	$ (771,095)	$ 70,764	$ 1,073,060
Common stock, shares - ending at Dec. 31, 2012		172,525,645				172,525,645
Preferred stock, shares outstanding at Dec. 31, 2012	2,463,321					2,463,321